Income Taxes - Additional Information (Detail) (AUD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Australian statutory company tax rate to profit/(loss) before income taxes	30.00%	30.00%	30.00%
Accumulated tax losses available for carry forward against future earnings	62,629,339	65,354,177